LEASES - Net Value of Leased Assets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Sale Leaseback Transaction [Line Items]
Equipment	¥ 22,555,166,349		¥ 15,611,103,021
Less: accumulated depreciation	(5,232,341,976)		(3,863,719,503)
Net Value	¥ 19,969,893,729	$ 3,133,712,100	12,455,443,559
Leased Assets [Member]
Sale Leaseback Transaction [Line Items]
Equipment			1,072,214,761
Less: accumulated depreciation			(243,092,569)
Net Value			¥ 829,122,192